Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Wages, benefits and consulting	$ (6,533)	$ (7,241)
Office, rent and administration	(1,527)	(1,132)
Professional and legal	(1,308)	(1,556)
Share-based payments	(1,258)	(1,418)
Travel, marketing, investor relations and regulatory	(987)	(1,175)
Other	(47)	(68)
Total	$ (11,660)	$ (12,590)